Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	$ (4,227,409)	$ (403,639)	$ (6,410,564)	$ (4,306,918)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	41,136	55,959	838,358	67,586
Accrued interest	225,316	139,951	698,990	364,879
Gain (loss) on extinguishment of debt	1,045,346		1,744,906	1,842,273
Fair value of stock issued for note modification	2,572,517		2,082,423	449,660
Amortization of debt discount				28,497
Changes in operating assets and liabilities:
Prepaid expenses and other assets	68,599	2,815	(82,812)	39,129
Accounts payable and accrued expenses	129,026	110,402	629,283	764,583
Net cash used in operating activities	(145,469)	(94,512)	(499,416)	(750,311)
Cash Flows from Investing Activities:
Net cash provided by (used in) investing activities
Cash Flows from Financing Activities
Proceeds from convertible notes		25,000	345,000	105,000
Proceeds from convertible notes – related party		80,000	135,000	105,000
Proceeds from promissory notes	75,000			770,831
Proceeds from promissory notes – related party	45,000		10,000
Proceeds from options exercise	54,270
Repayment of promissory notes				(225,000)
Net cash provided by financing activities	174,270	105,000	490,000	755,831
Net increase (decrease) in cash	28,801	10,488	(9,416)	5,520
Cash, beginning of period	3,480	12,896	12,896	7,376
Cash, end of period	$ 32,281	$ 23,384	3,480	12,896
Supplemental disclosures:
Interest paid
Supplemental disclosures of non-cash items:
Accounts payable and accrued payable exchanged for convertible note			$ 234,200	$ 440,129